Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Other income	$ 1,817	$ 214	$ 267
Immediate Holding Company [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party	0.00%
Income from discharge of liability	$ 1,537
Other income	$ 1,537
Bottom of range [Member] | PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party	2.70%	2.00%
Top of range [Member] | PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party	3.40%	2.34%